Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments
Commitments

19.  Commitments

Capital commitments

Capital expenditure for the acquisition of property, plant and equipment is generally funded through the cash flow generated by the business. As at March 31, 2023 $15,204 thousand (2022: $15,791 thousand), of which 99% (2022: 99%) relates to expenditure to be incurred over the next year, was contractually committed for the acquisition of plant and equipment. This capital expenditure primarily relates to the underground mining fleet.

20.	Commitments

Capital commitments

Capital expenditure for the acquisition of property, plant and equipment is generally funded through the cash flow generated by the business. As at December 31, 2022, $15,791 thousand (2021: $44,315 thousand), of which 99% (2021: 17%) relates to expenditure to be incurred over the next year, was contractually committed for the acquisition of plant and equipment. This capital expenditure primarily relates to the underground mining fleet.

20.	Commitments

Capital commitments

Capital expenditure for the acquisition of property, plant and equipment is generally funded through the cash flow generated by the business. As at December 31, 2021, $44,315 thousand (2020: $2,448 thousand), of which 17% (2020: 60%) relates to expenditure to be incurred over the next year, was contractually committed for the acquisition of plant and equipment. This capital expenditure primarily relates to the underground mining fleet.